FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  March 31, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds new holdings
entries.


Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		April 26, 2001

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]		13F NOTICE

[    ]		13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$134324

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALLSTATE
COM
020002101
  2097
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2623
50000
DEFINED 01
X


ALLTEL
COM
020039103
  1941
37000
DEFINED 01


X
AT&T
COM
001957109
  1907
89547
DEFINED 01
X


AT&T
COM
001957109
    954
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
  1242
300000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  8950
200000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2238
50000
DEFINED 01


X
CALPINE
COM
131347106
  2754
50000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  5649
355000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    800
50000
DEFINED 01


X
CHINA YUCHAI
COM

    295
250000
DEFINED 01
X


CANNONDALE
COM
137798104
  2051
482700
DEFINED 01
X


COMCAST
COM
200300200
  1862
44400
DEFINED 01
X


COMCAST
COM
200300200
  1258
30000
DEFINED 01


X
COX COMMUNICAT
COM
224044107
11196
251650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  3289
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
  6484
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  3822
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1563
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1950
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
  1472
150000
DEFINED 01
X


FRESH DEL MONTE
COM

  1851
306000
DEFINED 01
X


FRESH DEL MONTE
COM

    605
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
    575
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
  1292
144400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1320
200000
DEFINED 01
X


JOHN HANCOCK
COM
41014S106
  1923
50000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
    817
101500
DEFINED 01
X


LUBRIZOL
COM
549271104
  2727
90000
DEFINED 01
X


LUCENT
COM
549463107
    499
50000
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
  7986
1120100
DEFINED 01
X


MURPHY OIL
COM
626717102
  1997
30000
DEFINED 01
X


NOVELL
COM
670006105
    401
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
  1063
60000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
11652
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
19321
920045
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
  1050
50000
DEFINED 01
X


THE RIGHT START
COM
766574107
    405
172125
DEFINED 01
X


SABRE GROUP
COM
785905100
  1778
38500
DEFINED 01
X


SANTA CRUZ OPS
COM
801833104
      80
50000
DEFINED 01
X


SCIQUEST
COM
80908Q107
    175
200000
DEFINED 01
X


SOLUTIA
COM
834376105
  2745
225000
DEFINED 01
X


SOLUTIA
COM
834376105
  1220
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  2132
430000
DEFINED 01
X


SUPERVALU
COM
868536103
  1333
100000
DEFINED 01


X
SYNOPSIS
COM
871607107
    939
20000
DEFINED 01
X


TUBOS DE ACERO
COM
898592506
    931
85000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
  1110
150000
DEFINED 01
X




TOTAL						134324